UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Univest National Bank and Trust Co.
Address: 14 North Main Street
         Souderton, PA  18964

13F File Number:  28-03779

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Gerald L. Hill
Title:     Corporate Trust Officer
Phone:     (215) 703-4362

Signature, Place, and Date of Signing:

     /s/  Gerald Hill     Souderton, PA     November 09, 2009

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     70

Form13F Information Table Value Total:     $177,881 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100     2661    53794 SH       OTHER                   53794        0        0
ADOBE SYS INC                  COM              00724F101     2774    83944 SH       OTHER                   83944        0        0
AETNA INC NEW                  COM              00817Y108     1811    65089 SH       OTHER                   65089        0        0
AIR PRODS & CHEMS INC          COM              009158106     2710    34926 SH       OTHER                   34926        0        0
ALLSTATE CORP                  COM              020002101     3087   100828 SH       OTHER                  100828        0        0
AMGEN INC                      COM              031162100     2513    41719 SH       OTHER                   41719        0        0
ANADARKO PETE CORP             COM              032511107     3564    56820 SH       OTHER                   56820        0        0
APACHE CORP                    COM              037411105     3704    40332 SH       OTHER                   40332        0        0
APPLE INC                      COM              037833100     4013    21649 SH       OTHER                   21649        0        0
AT&T INC                       COM              00206R102     2948   109155 SH       OTHER                  109155        0        0
BANK OF AMERICA CORPORATION    COM              060505104      343    20278 SH       SOLE                    20278        0        0
BB&T CORP                      COM              054937107      683    25081 SH       OTHER                   25081        0        0
BECTON DICKINSON & CO          COM              075887109     2679    38415 SH       OTHER                   38415        0        0
BERKSHIRE HATHAWAY INC DEL     CL A             084670108      202        2 SH       SOLE                        2        0        0
BUCKEYE PARTNERS L P           UNIT LTD PARTN   118230101      203     4191 SH       OTHER                    4191        0        0
CAPITAL ONE FINL CORP          COM              14040H105     2513    70341 SH       OTHER                   70341        0        0
CATERPILLAR INC DEL            COM              149123101     2878    56062 SH       OTHER                   56062        0        0
CHEVRON CORP NEW               COM              166764100      237     3360 SH       OTHER                    3360        0        0
CISCO SYS INC                  COM              17275R102     3024   128454 SH       OTHER                  128454        0        0
COCA COLA CO                   COM              191216100      204     3800 SH       OTHER                    3800        0        0
COMCAST CORP NEW               CL A SPL         20030N200     1617   100555 SH       OTHER                  100555        0        0
CONOCOPHILLIPS                 COM              20825C104     2644    58557 SH       OTHER                   58557        0        0
CVS CAREMARK CORPORATION       COM              126650100     2901    81162 SH       OTHER                   81162        0        0
DISNEY WALT CO                 COM DISNEY       254687106     2243    81698 SH       OTHER                   81698        0        0
E M C CORP MASS                COM              268648102     2514   147538 SH       OTHER                  147538        0        0
EATON CORP                     COM              278058102      367     6494 SH       SOLE                     6494        0        0
EXELON CORP                    COM              30161N101     3436    69250 SH       OTHER                   69250        0        0
EXXON MOBIL CORP               COM              30231G102     4914    71619 SH       OTHER                   71619        0        0
FRANKLIN RES INC               COM              354613101     3511    34897 SH       OTHER                   34897        0        0
GENERAL ELECTRIC CO            COM              369604103     3089   188149 SH       OTHER                  188149        0        0
GENERAL MLS INC                COM              370334104     2743    42611 SH       OTHER                   42611        0        0
GILEAD SCIENCES INC            COM              375558103     2242    48222 SH       OTHER                   48222        0        0
GLAXOSMITHKLINE PLC            SPONSORED ADR    37733W105     1840    46566 SH       OTHER                   46566        0        0
GOLDMAN SACHS GROUP INC        COM              38141G104     3411    18502 SH       OTHER                   18502        0        0
HALLIBURTON CO                 COM              406216101     3455   127415 SH       OTHER                  127415        0        0
HARLEYSVILLE NATL CORP PA      COM              412850109      352    66080 SH       OTHER                   66080        0        0
HARLEYSVILLE SVGS FINL CORP    COM              412865107      413    30150 SH       OTHER                   30150        0        0
HEWLETT PACKARD CO             COM              428236103     3180    67368 SH       OTHER                   67368        0        0
HONEYWELL INTL INC             COM              438516106     2648    71290 SH       OTHER                   71290        0        0
INTEL CORP                     COM              458140100     2488   127149 SH       OTHER                  127149        0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101     3598    30084 SH       OTHER                   30084        0        0
JOHNSON & JOHNSON              COM              478160104     3178    52192 SH       OTHER                   52192        0        0
KIMBERLY CLARK CORP            COM              494368103     2876    48757 SH       OTHER                   48757        0        0
L-3 COMMUNICATIONS HLDGS INC   COM              502424104     2682    33387 SH       OTHER                   33387        0        0
MCDONALDS CORP                 COM              580135101     2086    36555 SH       OTHER                   36555        0        0
MCGRAW HILL COS INC            COM              580645109     1317    52368 SH       OTHER                   52368        0        0
MERCK & CO INC                 COM              589331107      246     7775 SH       OTHER                    7775        0        0
MORGAN STANLEY                 COM NEW          617446448     3152   102071 SH       OTHER                  102071        0        0
NATIONAL PENN BANCSHARES INC   COM              637138108      186    30392 SH       SOLE                    30392        0        0
NIKE INC                       CL B             654106103     2449    37854 SH       OTHER                   37854        0        0
NORFOLK SOUTHERN CORP          COM              655844108     2383    55286 SH       OTHER                   55286        0        0
ORACLE CORP                    COM              68389X105     2687   128913 SH       OTHER                  128913        0        0
PARKER HANNIFIN CORP           COM              701094104      280     5400 SH       SOLE                     5400        0        0
PEPSICO INC                    COM              713448108     2619    44642 SH       OTHER                   44642        0        0
PNC FINL SVCS GROUP INC        COM              693475105      648    13328 SH       OTHER                   13328        0        0
POTASH CORP SASK INC           COM              73755L107     1777    19674 SH       OTHER                   19674        0        0
POWERSHARES ETF TRUST          FINL PFD PTFL    73935X229      347    21900 SH       SOLE                    21900        0        0
PPL CORP                       COM              69351T106     3728   122867 SH       OTHER                  122867        0        0
PROCTER & GAMBLE CO            COM              742718109     3248    56070 SH       OTHER                   56070        0        0
QUALCOMM INC                   COM              747525103     2689    59790 SH       OTHER                   59790        0        0
ROYAL BANCSHARES PA INC        CL A             780081105       20    12740 SH       SOLE                    12740        0        0
SCHLUMBERGER LTD               COM              806857108     2962    49699 SH       OTHER                   49699        0        0
SELECTIVE INS GROUP INC        COM              816300107      545    34660 SH       SOLE                    34660        0        0
STATE STR CORP                 COM              857477103     3002    57076 SH       OTHER                   57076        0        0
STRYKER CORP                   COM              863667101     1343    29557 SH       OTHER                   29557        0        0
SYSCO CORP                     COM              871829107     2465    99214 SH       OTHER                   99214        0        0
UNITED TECHNOLOGIES CORP       COM              913017109     2812    46146 SH       OTHER                   46146        0        0
UNIVEST CORP PA                COM              915271100    24897  1148919 SH       OTHER                 1148919        0        0
VERIZON COMMUNICATIONS INC     COM              92343V104     2357    77867 SH       OTHER                   77867        0        0
WELLS FARGO & CO NEW           COM              949746101     2543    90235 SH       OTHER                   90235        0        0